Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 1,370,866	$ 2,080,511	$ 3,451,377
Cerro Colorado
Total		239,441	239,441
DeLamar
Total		645,829	645,829
Dune
Total		9,863	9,863
Eden
Total		18,629	18,629
Florida Canyon
Total	$ 1,370,866	670,060	2,040,926
Marr
Total		25,478	25,478
Nevada North
Total		328,752	328,752
Red Canyon
Total		95,338	95,338
ZenoOcelot
Total		$ 47,121	$ 47,121